RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012 item	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables
Gross receivables	$ 11,377,132	$ 10,854,596		$ 9,521,410
Less: allowance for credit losses	(123,024)	(122,320)	(103,298)	(106,673)	(118,730)	(132,271)
Total receivables, net	11,254,108	10,732,276		9,386,549
Restricted Receivables	10,135,996	9,573,535		8,566,514
Off-Book Receivables	39,051	47,367		108,476
Retained Interests	5,597	9,271		17,289
Receivables directly or indirectly sold or transferred and available to pay the entity's creditors prior to all obligations of the SPE having been fulfilled	0
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3
Retail note receivables
Receivables
Gross receivables	554,912	903,644		731,807
Restricted Receivables	6,815,091	6,376,211		5,454,279
Off-Book Receivables	39,051	47,367		108,476
Retained Interests	5,597	9,271		17,289
Wholesale receivables
Receivables
Gross receivables	393,016	88,763		87,600
Restricted Receivables	3,303,964	3,176,410		2,884,516
Finance lease receivables
Receivables
Gross receivables	60,244	62,615		53,391
Restricted Receivables	16,941	20,914		47,000
Restricted receivables
Receivables
Gross receivables	10,135,996	9,573,535		8,566,514
Commercial revolving account receivables
Receivables
Gross receivables	232,964	226,039		82,098
Restricted Receivables				$ 180,719